INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Components of Income Tax Expense

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2014	2013	2012
U.S. Federal	$74,561	$62,616	$50,919
State	10,325	9,234	6,245
Foreign	6,953	5,810	5,478

	$91,839	$77,660	$62,642

Current	$91,550	$69,071	$55,918
Deferred	289	8,589	6,724

	$91,839	$77,660	$62,642

Reconciliation of Effective Income Tax Rate

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2014	2013	2012
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	3.0	3.3	2.5
Tax effects on foreign income	(1.0)	(1.3)	(0.8)

Effective income tax rate attributable to Watsco, Inc.	37.0	37.0	36.7
Taxes attributable to noncontrolling interest	(6.4)	(7.7)	(8.3)

Effective income tax rate	30.6%	29.3%	28.4%

Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2014	2013
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$3,262	$2,883
Self-insurance reserves	759	1,093
Allowance for doubtful accounts	992	882
Other current deferred tax assets	1,588	1,539

Total current deferred tax assets (1)	6,601	6,397

Long-term deferred tax assets:
Share-based compensation	20,108	17,455
Other long-term deferred tax assets	746	909
Net operating loss carryforwards	221	283

	21,075	18,647
Valuation allowance	—	(75)

Total long-term deferred tax assets (2)	21,075	18,572

Current deferred tax liabilities:
Other current deferred tax liabilities	(536)	(1,304)

Total current deferred tax liabilities (1)	(536)	(1,304)

Long-term deferred tax liabilities:
Deductible goodwill	(80,404)	(76,519)
Depreciation	(2,992)	(2,873)
Other long-term deferred tax liabilities	(1,320)	(2,556)

Total long-term deferred tax liabilities (2)	(84,716)	(81,948)

Net deferred tax liabilities	$(57,576)	$(58,283)

(1)	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits

The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2011	$2,424
Additions based on tax positions related to the current year	416
Reductions due to lapse of applicable statute of limitations	(366)

Balance at December 31, 2012	2,474
Additions based on tax positions related to the current year	673
Reductions due to lapse of applicable statute of limitations	(12)

Balance at December 31, 2013	3,135
Additions based on tax positions related to the current year	751
Reductions due to lapse of applicable statute of limitations	(167)

Balance at December 31, 2014	$3,719